Document and Entity Information	Dec. 14, 2025
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 14, 2025
Entity Registrant Name	Silence Therapeutics plc
Entity Incorporation State Country Code	X0
Entity File Number	001-39487
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	12 Hammersmith Grove
Entity Address City Or Town	London
Entity Address Country	GB
Entity Address Postal Zip Code	W6 7AP
Country Region	44
City Area Code	20
Local Phone Number	3457 6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	Silence Therapeutics plc (the “Company”) is filing this Amendment No. 1 to its Current Report on Form 8-K filed with the Securities and Exchange Commission (the “SEC”) on December 15, 2025 (the “Original Report”) solely for the purpose of disclosing (1) the material terms of the compensation arrangement that the Company entered into with Iain Ross, the Company’s interim principal executive officer on December 18, 2025, and (2) the Board committee appointments of James Ede-Golightly, which were not contemplated at the time of the filing of the Original Report. Other than as set forth in this Explanatory Note, this Amendment No. 1 does not amend any other disclosures in the Original Report.
Entity Central Index Key	0001479615
ADR [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing 3 ordinary shares, nominal value £0.05 per share
Trading Symbol	SLN
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary share, nominal value £0.05 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true